Loss Per Share (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 2,309,409
Draft Kings Inc
Net income		$ (142,734,000)	$ (76,220,000)	$ (75,556,000)
Less: accretion of preferred share issuance costs		(992,000)	(678,000)	(1,513,000)
Net loss attributable to common stockholders		$ (143,726,000)	$ (76,898,000)	$ (77,069,000)
Weighted average number of ordinary shares outstanding		386,793	381,821	142,451
Basic and diluted (in dollars per share)		$ (0.37)	$ (0.20)	$ (0.54)